Variable Interest Entity (Details) - Schedule of Carrying Amounts and Classifications of Airjoule, LLC Assets and Liabilities - Variable Interest Entity, Primary Beneficiary [Member]	Mar. 31, 2024 USD ($)
Current assets:
Cash	$ 10,011,901
Total current assets	10,011,901
Property and equipment, net	1,390
Goodwill	247,233,000
In-process research and development	365,300,000
Total assets	622,546,291
Current liabilities:
Accounts payable	775
Accrued expenses and other liabilities	65,279
Total current liabilities	66,054
Total liabilities	$ 66,054